Shareholder Report, Holdings (Details)	May 31, 2026
C000228894 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228894 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228894 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228894 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228894 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228894 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228894 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228894 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228894 | 05523R107 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228894 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228894 | Industrials008073108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228894 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228894 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228894 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228894 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228894 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228894 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228894 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228894 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000228894 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000228894 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000228894 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000228894 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000233373 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000233373 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000233373 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233373 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233373 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000233373 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233373 | 008073108 | AeroVironment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233373 | 28176E108 | Edwards Lifesciences Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233373 | 852234103 | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233373 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233373 | Industrials008073108
Holdings [Line Items]
Percent of Total Investments	160.50%
C000233373 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233373 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233373 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233373 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000233373 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000233373 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000233373 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000233373 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000233373 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000233373 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000233373 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000233373 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000233373 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000233373 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)